Earnings per share	9 Months Ended
Sep. 30, 2018
Earnings per share [Abstract]
Earnings per share
Note 21. - Earnings per share

Basic earnings per share have been calculated by dividing the loss attributable to equity holders by the average number of shares outstanding. Diluted earnings per share equals basic earnings per share for the periods presented.

Item	For the nine-month period ended September 30,
	2018	2017
	($ in thousands)
Profit/ (loss) from continuing operations attributable to Atlantica Yield Plc.	120,512	42,582
Average number of ordinary shares outstanding (thousands) - basic and diluted	100,217	100,217
Earnings per share from continuing operations (U.S. dollar per share) - basic and diluted	1.20	0.42
Earnings per share from profit/(loss) for the period (U.S. dollar per share) - basic and diluted	1.20	0.42